Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
Schedule of Loss Per Share

The following table sets forth the computation of the Company’s basic and diluted net loss per ordinary share:

	For the year ended December 31,
	2024	2023	2022

Net loss	$25,149	$17,568	$19,108
Shares used in computing net loss per ordinary share, basic and diluted	5,849,013	5,848,737	5,671,786
Net loss per ordinary share, basic and diluted	$4.30	$3.00	$3.37

Schedule of Anti-Dilutive Securities

Instruments that may potentially dilute the basic loss per share in the future but were not included in the calculation of diluted loss per share, since their effect is anti-dilutive.

	For the year ended December 31,
	2024	2023	2022
	(number)
Warrants and share options	2,631,603	2,631,603	2,912,147